Shareholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity (Deficit) [Abstract]
Shareholders’ equity (deficit)
12.	Shareholders’ equity (deficit)

On January 25, 2024, the shareholders of the Company approved a 2-for-1 reverse stock split (the “1st reverse stock split”). After the 1st reverse stock split, the authorized share capital of the Company were divided into 250,000,000 ordinary shares with par value of US$0.0002 each, comprising of :1) 121,410,923 Class A ordinary shares with par value of $0.0002 each, 2) 28,589,078 Class B ordinary shares with par value of $0.0002 each, and 3) 99,999,999 shares of a par value of US$0.0002 each of such class or classes (however designated) as the board of directors of the Company (the “Directors”) may determine. The 1st reverse stock split was effective on January 31, 2024.

On October 23, 2024, the shareholders of the Company approved a 10-for-1 reverse stock split (the “2nd reverse stock split”). After the 2nd reverse stock split, the authorized share capital of the Company were divided into 25,000,000 ordinary shares with par value of US$0.002 each, comprising of :1) 12,141,093 Class A ordinary shares with par value of $0.002 each, 2) 2,858,908 Class B ordinary shares with par value of $0.002 each, and 3) 9,999,999 shares of a par value of US$0.002 each of such class or classes (however designated) as the board of directors of the Company (the “Directors”) may determine. The 2nd reverse stock split was effective on November 3, 2024.

All information related to the Company’s ordinary shares, restricted stock units and stock options, as well as all per share data included in these financial statements and footnotes have been retrospectively adjusted to reflect the 1st and 2nd reverse stock split (collectively, the “reverse stock splits”) for all periods presented.

On July 28, 2023, the Company entered into agreements with Mr. Jianping Kong, the chairman and chief executive officer, and Mr. QifengSun, the vice chairman, along with their respective affiliates (the “Lenders”), who together provided interest-free loans in the total amount of US$10 million (approximately RMB72,802,000) (“the Loans”), to fund the Company’s research and development initiatives directed towards the advancement of ASIC chips, smart-NICs, and vision computing chips. On September 5, 2023, the Company and the lenders entered into agreements to convert the Loans into an aggregate of 957,854 Class A ordinary shares of the Company for no additional consideration. The share issuance was completed on September 13, 2023.

On November 13, 2023, the Company issued a total of 518,950 Class A ordinary shares, being the maximum aggregate number of shares which may be issued under the 2022 Share Incentive Plan (see Note 13) of the Company, to Nanoeco Ltd (“Nanoeco”), a British Virgin Islands limited liability company wholly owned by Kastle Limited, who has been designated as the nominee holder for the 518,950 Class A ordinary shares, which serves as the ESOP platform. During the year ended December 31, 2024, a total of 10,041 options were exercised by employees at exercise price of US$0.002 per share.

On April 11, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement (the “Offering”), the Company’s Class A ordinary shares at a purchase price of $11.5 per share and warrants to purchase Class A ordinary shares. The warrants were exercisable immediately upon closing and have a term of exercise equal to five years. The Company issued an aggregate of 434,784 Class A ordinary shares and warrants to purchase 652,174 shares of Class A ordinary shares pursuant to the Purchase Agreement for gross proceeds of approximately US$5.0 million. The Company received all the net proceeds of approximately US$4.3 million (approximately RMB30.6 million) after deducting placement agent’s fees and other offering expenses by April 16, 2024.

On May 9, 2024, the Company received a cash contribution of RMB9,999,557 from the minority shareholder of Haoweiverse, as agreed by the minority shareholder when Haoweiverse was incorporated on January 13, 2022.

On August 26, 2024 and September 6, 2024, the Company entered into loan agreements with Mr. Jianping Kong, the chairman and chief executive officer, and Mr. Qifeng Sun, the vice chairman, to borrow interest-free loans in the total amount US$8.5 million (RMB60.0 million) in cash (“the Loans”) to fund the Company’s working capital. The Loans are due on the one-year anniversary of the agreement dates. The proceeds have been fully received through September 5, 2024 to September 12, 2024. On September 20, 2024, the Company and the lenders, along with their respective affiliates, entered into agreements to convert such loans into an aggregate of 2,791,462 Class A ordinary shares of the Company for no additional consideration. The per share consideration of the conversion is US$3.045 per ordinary share. The share issuance was completed on September 23, 2024.

On December 9, 2024, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement (the “Offering”), the Company’s Class A ordinary shares at a purchase price of $6.46 per share. The Company issued an aggregate of 5,611,459 Class A ordinary shares pursuant to the Purchase Agreement for gross proceeds of approximately US$36.3 million, which includes US$31.2 million in cash, US$4.1 million in USDT and US$1.0 million in Bitcoin. The Company received all the net proceeds of approximately US$36.2 million (approximately RMB260.2 million) after deducting offering expenses by December 25, 2024.

On December 16, 2024 and December 26, 2024, one investor exercised warrants to purchase 5,000 and 18,550 Class A ordinary shares, respectively, at the exercise price of US$6.46 per share. The Company received the net proceeds of approximately US$152 thousand (approximately RMB1.1 million) by December 30, 2024.

As of December 31, 2023 and 2024, 468,494 and 458,453 Class A ordinary shares held by the ESOP platform are considered issued but not outstanding. As of December 31, 2023 and 2024, there were a total of 7,051,639 and 16,132,505 Class A and Class B ordinary shares issued, 6,583,145 and 15,674,052 Class A and Class B ordinary shares outstanding, respectively.